Other Receivables	12 Months Ended
Jun. 30, 2017
Accounts Receivable, Net/Other Receivables [Abstract]
OTHER RECEIVABLES

Note 5. OTHER RECEIVABLES

The Company’s other receivables represent mainly prepaid employee insurance and welfare benefits, which will be subsequently deducted from the employee payroll, guarantee deposits on behalf of ship owners as well as office lease deposits.